Document and Entity Information	Mar. 07, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	Investcorp Europe Acquisition Corp I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41161
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Century Yard
Entity Address, Address Line Two	Cricket Square Elgin Avenue
Entity Address, Address Line Three	P.O. Box 1111
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1102
Country Region	+1
City Area Code	345
Local Phone Number	949-5122
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001857410
Redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	IVCBW
Security Exchange Name	NASDAQ
Class A Common Stock Subject To Possible Redemption [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	IVCB
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	IVCBU
Security Exchange Name	NASDAQ